RECONCILIATION OF FINANCIAL STATEMENTS TO SCHEDULE H OF FORM 5500 - Reconciliation of Net Assets for Benefits (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,211,010,303	$ 1,030,165,595
Employer contribution receivable not accrued on Schedule H of Form 5500	(776,347)	(648,942)
Employee contributions receivable not accrued on Schedule H of Form 5500	(3,817,160)	(3,439,682)
Deemed distributions	(918,540)	(578,376)
Net assets available for benefits per Schedule H of Form 5500	$ 1,205,498,256	$ 1,025,498,595